EXPLORATION AND EVALUATION ASSETS - Disclosure of exploration and evaluation assets summary (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Exploration And Evaluation Assets [Line Items]
Exploration and evaluation assets, beginning balance	$ 56,491,140
Reclamation adjustment	(15,864,249)	$ (424,038)
Advance minimum royalty	77,450	64,950
Exploration and evaluation assets, ending balance	40,801,924	56,491,140
Exploration and evaluation assets [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Exploration and evaluation assets, beginning balance	56,491,140	56,809,632
Land acquisitions/option payments	90,000	45,000
Claim Staking		3,000
Legal	14,987
Reclamation adjustment	(15,864,249)	(424,038)
Depreciation	(7,404)	(7,404)
Total	40,724,474	56,426,190
Advance minimum royalty	77,450	64,950
Exploration and evaluation assets, ending balance	$ 40,801,924	$ 56,491,140